Annual Fund Operating Expenses - FT Confluence BDC & Specialty Finance Income ETF - FT Confluence BDC & Specialty Finance Income ETF	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	12.74%
Expenses (as a percentage of Assets)	13.69%

[1]	"Management Fees", "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect current fees.